UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835
                                   --------

Value Line Centurion Fund, Inc.
-------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1:  SCHEDULE OF INVESTMENTS.

         A copy of Schedule of Investments for the period ended 9/30/04 is included with this Form.

                         VALUE LINE CENTURION FUND INC.
                             Schedule of Investments
                          September 30, 2004(Unaudited)

                                                                                       PERCENT OF
                                                                                       TOTAL NET
Security Description                               SHARES         MARKET VALUE           ASSETS
                                                                                       ----------
AEROSPACE/DEFENSE
ARMOR HLDGS INC                                     82,000         3,412,020
L 3 COMMUNICATIONS HLDG CORP                       100,000         6,700,000
                                                           --------------------------------------
                                                                  10,112,020                3.1%
AIR TRANSPORT
FEDEX CORP                                          50,000         4,284,500                1.3%

BANK
COMMERCE BANCORP INC N J                            60,000         3,312,000                1.0%

BEVERAGE (SOFT DRINK)
COTT CORP QUE                                      118,000         3,403,120                1.0%

CHEMICAL (BASIC)
DU PONT E I DE NEMOURS + CO                         80,000         3,424,000                1.0%

COAL
JOY GLOBAL INC                                      48,000         1,650,240
MASSEY ENERGY CORP                                  65,000         1,880,450
                                                           --------------------------------------
                                                                   3,530,690                1.1%
COMPUTER & PERIFERALS
DELL INC                                           170,000         6,052,000                1.8%

COMPUTER SOFTWARE SRVS
ADOBE SYS INC                                       80,000         3,957,600
AUTODESK INCORPORATED                               74,000         3,598,620
SYMANTEC CORP                                       81,000         4,445,280
ACCENTURE LTD BERMUDA                              127,000         3,435,350
                                                           --------------------------------------
                                                                  15,436,850                4.7%
DIVERSIFIED COMPANY
AMERICAN STD COS INC DEL                            64,000         2,490,240
CENDANT CORP                                       118,000         2,548,800
DANAHER CORP                                        60,000         3,076,800
FORTUNE BRANDS INC                                  80,000         5,927,200
                                                           --------------------------------------
                                                                  14,043,040                4.3%
DRUG
BIOGEN IDEC INC                                     69,000         4,220,730
COVANCE INC                                         72,000         2,877,840
GILEAD SCIENCES INC                                 76,000         2,840,880
PFIZER INC                                         135,000         4,131,000
                                                           --------------------------------------
                                                                  14,070,450                4.3%
ELECTRICAL EQUIPMENT
FLIR SYS INC                                        40,000         2,340,000
ROCKWELL AUTOMATION INC                            125,000         4,837,500
THOMAS + BETTS CORP                                100,000         2,682,000
                                                           --------------------------------------
                                                                   9,859,500                3.0%

                                                                                       PERCENT OF
                                                                                       TOTAL NET
Security Description                               SHARES         MARKET VALUE           ASSETS
                                                                                       ----------
ELECTRICAL UTILITY (CENTRAL)
TXU CORP                                            96,000         4,600,320                1.4%

ELECTRONICS
HARMAN INTL INDS INC NEW                            50,000         5,387,500                1.6%

ENTERTAINMENT
DISNEY WALT CO                                     180,000         4,059,000
UNIVISION COMMUNICATIONS INC                        45,000         1,422,450
                                                           --------------------------------------
                                                                   5,481,450                1.7%
FINANCIAL SERVICES
AMERICAN INTL GROUP INC                             82,000         5,575,180
CITIGROUP INC                                       34,000         1,500,080
COUNTRYWIDE FINL CORP                               98,000         3,860,220
PROVIDIAN FINL CORP                                150,000         2,331,000
                                                           --------------------------------------
                                                                  13,266,480                4.0%
FOREIGN TELECOM
BCE INC                                            146,000         3,160,900                1.0%

GROCERY
WHOLE FOODS MKT INC                                 62,000         5,318,980                1.6%

HOME APPLIANCES
BLACK + DECKER CORPORATION                          46,000         3,562,240                1.1%

HOTEL/GAMING
STARWOOD HOTELS + RESORTS                           51,000         2,367,420
STATION CASINOS INC                                 70,000         3,432,800
                                                           --------------------------------------
                                                                   5,800,220                1.8%
HUMAN RESOURCES
KORN / FERRY INTL                                  220,000         4,010,600                1.2%

INSURANCE PROP (CASUALTY)
AMERICAN FINL GROUP INC OHIO                       175,000         5,230,750
ACE LTD                                             40,000         1,602,400
                                                           --------------------------------------
                                                                   6,833,150                2.1%
INTERNET
EBAY INC                                            75,000         6,895,500
YAHOO INC                                           78,000         2,644,980
                                                           --------------------------------------
                                                                   9,540,480                2.9%
MEDICAL SERVICES
AETNA INC                                           77,000         7,694,610
COMMUNITY HEALTH SYS INC NEW                        60,000         1,600,800
DAVITA INC                                         112,500         3,504,375
QUEST DIAGNOSTICS INC                               34,000         2,999,480
                                                           --------------------------------------
                                                                  15,799,265                4.8%
MEDICAL SUPPLIES
BIOSITE INC                                         55,000         2,692,800
FISHER SCIENTIFIC INTL INC                          55,000         3,208,150
MEDTRONIC INC                                       63,000         3,269,700
PATTERSON COS INC                                   90,000         6,890,400
STRYKER CORP                                        70,000         3,365,600
ZIMMER HOLDINGS INC                                 48,000         3,793,920
                                                           --------------------------------------
                                                                  23,220,570                7.1%

                                                                                       PERCENT OF
                                                                                       TOTAL NET
Security Description                               SHARES         MARKET VALUE           ASSETS
                                                                                       ----------
METALS & MINING (DIV)
PHELPS DODGE CORP                                   70,000         6,442,100                2.0%

NATURAL GAS (DIVERSIFIED)
PATINA OIL + GAS CORP                              115,000         3,400,550
XTO ENERGY INC                                     125,000         4,060,000
                                                           --------------------------------------
                                                                   7,460,550                2.3%
OFFICE EQUIP. & SUPPLIES
LEXMARK INTL INC                                    38,000         3,192,380
STAPLES INC                                        111,000         3,310,020
                                                           --------------------------------------
                                                                   6,502,400                2.0%
OILFIELD SERVICES/EQUIPMENT
BAKER HUGHES INC                                    40,000         1,748,800
SCHLUMBERGER LTD                                    75,000         5,048,250
                                                           --------------------------------------
                                                                   6,797,050                2.1%
PAPER & FOREST PRODUCTS
GEORGIA PAC CORP                                   155,000         5,572,250
POTLATCH CORP                                       50,000         2,340,500
                                                           --------------------------------------
                                                                   7,912,750                2.4%
PETROLEUM (INTEGRATED)
BP PLC                                              60,000         3,451,800
KERR MCGEE CORP                                     70,000         4,007,500
                                                           --------------------------------------
                                                                   7,459,300                2.3%
PETROLEUM (PRODUCING)
ANADARKO PETE CORP                                  60,000         3,981,600
APACHE CORP                                        135,000         6,764,850
NOBLE ENERGY INC                                    28,000         1,630,720
                                                           --------------------------------------
                                                                  12,377,170                3.8%
PHARMACY
CVS CORP                                            87,500         3,686,375
WALGREEN CO                                        155,000         5,553,650
                                                           --------------------------------------
                                                                   9,240,025                2.8%
POWER INDUSTRY
HEADWATERS INC                                     120,000         3,703,200                1.1%

RAILROAD
NORFOLK SOUTHN CORP                                200,000         5,948,000                1.8%

RETAIL (SPECIAL LINES)
AMERICAN EAGLE OUTFITTERS INC                       78,000         2,874,300
URBAN OUTFITTERS INC                                90,000         3,096,000
                                                           --------------------------------------
                                                                   5,970,300                1.8%
RETAIL BUILDING SUPPLY
FASTENAL CO                                         41,000         2,361,600                0.7%

RETAIL STORE
KOHLS CORP                                          33,000         1,590,270
NORDSTROM INC                                       64,000         2,447,360
PENNEY J C INC                                      60,000         2,116,800
                                                           --------------------------------------
                                                                   6,154,430                1.9%
SEMICONDUCTOR
CREE INC                                           130,000         3,968,900                1.2%

                                                                                       PERCENT OF
                                                                                       TOTAL NET
Security Description                               SHARES         MARKET VALUE           ASSETS
                                                                                       ----------
STEEL (GENERAL)
CARPENTER TECHNOLOGY CORP                           36,000         1,718,640                0.5%

TELECOM. EQUIPMENT
JUNIPER NETWORKS INC                               170,000         4,012,000
QUALCOMM INC                                       160,000         6,246,400
                                                           --------------------------------------
                                                                  10,258,400                3.1%
TELECOM. SERVICES
NEXTEL COMMUNICATIONS INC                          100,000         2,384,000                0.7%

THRIFT
GOLDEN WEST FINL CORP DEL                           35,000         3,883,250                1.2%

TOILETRIES/COSMETICS
AVON PRODS INC                                     110,000         4,804,800
NU SKIN ENTERPRISES INC                             70,000         1,645,700
HELEN OF TROY LTD                                   30,000           816,600
                                                           --------------------------------------
                                                                   7,267,100                2.2%
TRUCKING
YELLOW ROADWAY CORP                                 72,000         3,376,080                1.0%

WIRELESS NETWORKING
RESEARCH IN MOTION LTD                              36,000         2,748,240                0.8%

TOTAL COMMON STOCKS AND                                    --------------------------------------
TOTAL INVESTMENT SECURITIES                                      317,443,810               96.9%
(COST $273,951,913)                                        ======================================


REPURCHASE AGREEMENT                            PAR VALUE
(INCLUDING ACCRUED INTEREST)                   -----------
Collateralized by $4,998,000 U.S.
Treasury Bonds 6.75%, due 8/15/26, with
a value of $6,228,757(with UBS Warburg
LLC, 1.55% dated 9/30/04, due 10/1/04            6,100,000
delivery value $6,100,263).....................                    6,100,263

Collateralized by $6,725,000 U.S.
Treasury Note 4.25%, due 11/15/31, with
a value of $6,923,597(with Morgan Stanley
1.59%, dated 9/30/04, due 10/1/04,               6,900,563
delivery value $6,800,300).....................                    6,800,300
                                                           --------------------------------------
TOTAL REPURCHASE AGREEMENTS....................                   12,900,563                3.9%
                                                           ======================================

EXCESS OF LIABILITIES OVER CASH AND OTHER
ASSETS.........................................                   (2,752,033)              -0.8%
                                                           ======================================

NET ASSETS.....................................                  327,592,340             100.00%
                                                           ======================================

NET ASSET VALUE PER OUTSTANDING
OUTSTANDING SHARE
($327,592,340 / 17,868,858 SHARES
OUTSTANDING)...................................                      $ 18.33
                                                           ==================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: November 29, 2004
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: November 29, 2004
      --------------------------